Related Party Transactions - Details Of Significant Profit Or Loss Arising From Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding balances for related party transactions [abstract]
Deposits	[1]	₩ 0	₩ 3,790
Other liabilities	[1]	0	42
Balhae Infrastructure Company
Related party transactions [abstract]
Fee and commission income		5,337	5,101	₩ 5,194
Outstanding balances for related party transactions [abstract]
Other assets		1,431	1,304
Korea Credit Bureau Co., Ltd.
Related party transactions [abstract]
Interest income		3	3	4
Interest expense		1	1	1
Fee and commission income		727	776	649
Fee and commission expense		10,203	8,444	3,973
Other operating expenses		11	15	15
Reversal of credit losses		2	0	0
Provision for credit losses		0	1	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		36	37
Deposits		40,570	17,003
Provisions		0	2
Insurance liabilities		1	1
Incheon Bridge Co., Ltd.
Related party transactions [abstract]
Interest income		14,006	10,420	7,516
Interest expense		986	979	517
Fee and commission income		34	28	23
Fee and commission expense		9	7	6
Insurance income		222	219	212
Gains on financial instruments at fair value through profit or loss		2,129	334	0
Losses on financial instruments at fair value through profit or loss		0	0	4,434
Reversal of credit losses		9	0	28
Provision for credit losses		0	54	9
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		35,411	33,282
Loans measured at amortized cost (gross amount)		70,012	80,512
Allowances for credit losses		31	38
Other assets		389	528
Deposits		43,867	40,992
Provisions		40	45
Insurance liabilities		89	87
Other liabilities		442	504
Jungdo Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		4	4
KB Star Office Private Real Estate Master Fund No. 1
Related party transactions [abstract]
Interest expense		0	0	2
Fee and commission income		₩ 0	0	276
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Kendai Co.,Ltd.
Related party transactions [abstract]
Other non-operating expense		₩ 0	0	3
Taeyoungjungkong Co., Ltd
Related party transactions [abstract]
Interest income		0	2	0
Aju Good Technology Venture Fund
Related party transactions [abstract]
Interest expense		3	111	108
Outstanding balances for related party transactions [abstract]
Deposits		1,809	1,202
Other liabilities		0	1
KG Capital Co., Ltd.
Related party transactions [abstract]
Interest income		0	293	889
Fee and commission income		0	18	47
Fee and commission expense		0	1	10
Insurance income		0	13	43
Other operating income		0	0	487
Other operating expenses		0	11	32
Reversal of credit losses		0	55	0
Provision for credit losses		₩ 0	0	9
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Star-Lord General Investors Private Real Estate Investment Company No.10
Related party transactions [abstract]
Interest income		₩ 5,939	5,934	3,098
Interest expense		260	543	413
Fee and commission income		0	20	0
Insurance income		116	137	97
Other income		363	0	0
Provision for credit losses		1	4	1
General and administrative expenses		9,055	9,720	5,562
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		149,898	149,590
Allowances for credit losses		5	5
Other assets		8,860	8,689
Insurance liabilities		35	44
Other liabilities		5,107	11,741
Property and equipment		4,356	8,934
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		4	4	6
Fee and commission income		₩ 0	209	423
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Food Factory Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 317	62	80
Interest expense		1	1	6
Fee and commission income		0	0	1
Insurance income		3	9	10
Gains on financial instruments at fair value through profit or loss		0	43	33
Losses on financial instruments at fair value through profit or loss		238	0	0
Reversal of credit losses		0	2	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	738
Loans measured at amortized cost (gross amount)		1,764	2,137
Allowances for credit losses		1	2
Other assets		4	5
Deposits		907	629
Insurance liabilities		8	2
Other liabilities		1	1
KB Pre IPO Secondary Venture Fund No.1
Related party transactions [abstract]
Fee and commission income		₩ 0	0	1,204
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Acts Co., Ltd.
Related party transactions [abstract]
Insurance income		₩ 0	0	2
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Dongjo Co., Ltd.
Related party transactions [abstract]
Interest income		₩ 34	36	9
POSCO-KB Shipbuilding Fund
Related party transactions [abstract]
Fee and commission income		0	(99)	177
Outstanding balances for related party transactions [abstract]
Other assets		0	678
Dae-A Leisure Co., Ltd.
Outstanding balances for related party transactions [abstract]
Deposits		0	150
Paycoms Co., Ltd.
Related party transactions [abstract]
Interest income		0	154	7
Gains on financial instruments at fair value through profit or loss		₩ 0	0	39
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Big Dipper Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 0	0	1
Fee and commission expense		243	266	393
Provision for credit losses		4	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		43	14
Allowances for credit losses		3	0
Deposits		123	40
Other liabilities		8	8
KB-KDBC Pre-IPO New Technology Business Investment Fund
Related party transactions [abstract]
Interest expense		0	0	1
Fee and commission income		0	0	129
Outstanding balances for related party transactions [abstract]
Deposits		39	46
KB-TS Technology Venture Private Equity Fund
Related party transactions [abstract]
Fee and commission income		175	324	185
KB-SJ Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		272	312	209
Banksalad Co., Ltd.
Related party transactions [abstract]
Fee and commission income		36	37	36
Fee and commission expense		4	11	17
Losses on financial instruments at fair value through profit or loss		5,489	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,059	9,148
Iwon Alloy Co., Ltd.
Related party transactions [abstract]
Insurance income		0	1	1
Outstanding balances for related party transactions [abstract]
Deposits		2	1
Bioprotect Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		627	0	0
Losses on financial instruments at fair value through profit or loss		473	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,628	4,474
RMGP Bio-Pharma Investment Fund, L.P.
Related party transactions [abstract]
Fee and commission income		59	40	43
Gains on financial instruments at fair value through profit or loss		911	0	0
Losses on financial instruments at fair value through profit or loss		872	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,205	5,938
Other liabilities		3	62
RMGP Bio-Pharma Investment, L.P.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		25	20
KB-MDI Centauri Fund L.P.
Related party transactions [abstract]
Fee and commission income		452	491	487
Gains on financial instruments at fair value through profit or loss		2,602	0	0
Losses on financial instruments at fair value through profit or loss		537	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		21,058	18,993
Other assets		0	221
Checkmate Therapeutics Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,200	3,200
Insurance liabilities		3	0
Hibiscus Fund L.P.
Related party transactions [abstract]
Fee and commission income		491	928	524
Gains on financial instruments at fair value through profit or loss		2,302	0	0
Losses on financial instruments at fair value through profit or loss		500	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		14,717	12,915
Other assets		210	258
RMG-KB BioAccess Fund L.P.
Related party transactions [abstract]
Fee and commission income		344	326	325
Gains on financial instruments at fair value through profit or loss		824	0	0
Losses on financial instruments at fair value through profit or loss		1,333	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,379	5,036
RMG-KB BP Management Ltd.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		36	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		344	174
Spoon Radio Co., Ltd
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		911	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		15,006	19,506
Neuroptika Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,879	5,879
Bitgoeul Cheomdan Green 1st Co., Ltd.
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Deposits		1,239	833
S&E Bio Co., Ltd.
Related party transactions [abstract]
Interest income		44	0	0
Interest expense		16	43	2
Provision for credit losses		16	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	4,000
Loans measured at amortized cost (gross amount)		2,016	13
Allowances for credit losses		15	0
Other assets		3	0
Deposits		772	2,342
Provisions		2	0
Other liabilities		3	13
Contents First Inc.
Related party transactions [abstract]
Interest income		482	346	128
Interest expense		36	73	34
Fee and commission income		2	2	1
Gains on financial instruments at fair value through profit or loss		5,936	0	0
Reversal of credit losses		1	0	0
Provision for credit losses		5	8	1
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		13,213	7,277
Loans measured at amortized cost (gross amount)		10,065	10,365
Allowances for credit losses		12	7
Other assets		3	4
Deposits		729	1,072
Provisions		0	1
Other liabilities		4	6
December & Company Inc.
Related party transactions [abstract]
Insurance income		₩ 0	187	174
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
GENINUS Inc.
Related party transactions [abstract]
Interest expense		₩ 0	0	12
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Pin Therapeutics Inc.
Related party transactions [abstract]
Interest expense		₩ 154	101	110
Provision for credit losses		4	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,000	5,000
Loans measured at amortized cost (gross amount)		29	11
Allowances for credit losses		3	0
Deposits		11,133	265
Other liabilities		117	0
IMBiologics Corp.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,000	7,000
Loans measured at amortized cost (gross amount)		2	5
Wyatt Co., Ltd.
Related party transactions [abstract]
Interest income		378	0	0
Insurance income		138	102	142
Gains on financial instruments at fair value through profit or loss		2,739	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	6,000
Deposits		1	1
Insurance liabilities		78	73
Skydigital Inc.
Related party transactions [abstract]
Fee and commission income		2	3	3
Outstanding balances for related party transactions [abstract]
Deposits		30	65
Il-Kwang Electronic Materials Co., Ltd
Related party transactions [abstract]
Other non-operating expense		0	0	1
SO-MYUNG Recycling Co., Ltd.
Related party transactions [abstract]
Insurance income		1	0	0
Other non-operating expense		0	0	2
Outstanding balances for related party transactions [abstract]
Insurance liabilities		1	0
KB No. 17 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	0	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB No.18 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	0	5
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB No.19 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	0	5
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB No.20 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	0	22
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB No.21 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 75	68	30
Fee and commission income		0	0	263
Gains on financial instruments at fair value through profit or loss		136	28	1,469
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,122	2,987
Deposits		2,247	2,261
Other liabilities		36	38
KB No.22 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		1	2	1
Fee and commission income		0	0	175
Gains on financial instruments at fair value through profit or loss		0	1,013	982
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	2,985
Deposits	[1]	₩ 0	1,848
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.23 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	46	23
Gains on financial instruments at fair value through profit or loss		0	0	1,476
Losses on financial instruments at fair value through profit or loss		0	1,483	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	₩ 0	1,489
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
KB No.24 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 0	7	1
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB No.25 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		₩ 53	39	0
Gains on financial instruments at fair value through profit or loss		0	1,130	0
Losses on financial instruments at fair value through profit or loss		175	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,850	2,025
Deposits		1,545	1,586
Other liabilities		39	39
KB No.26 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		57	38	0
Gains on financial instruments at fair value through profit or loss		0	1,209	0
Losses on financial instruments at fair value through profit or loss		54	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,150	2,204
Deposits		1,763	1,761
Other liabilities		31	37
KB No.27 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		158	65	0
Gains on financial instruments at fair value through profit or loss		0	3,059	0
Losses on financial instruments at fair value through profit or loss		177	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,877	6,054
Deposits		4,613	4,497
Other liabilities		55	65
KB No.28 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		45	0	0
Fee and commission income		175	0	0
Gains on financial instruments at fair value through profit or loss		1,118	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,113	0
Deposits		1,910	0
Other liabilities		45	0
KB No.29 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		43	0	0
Fee and commission income		210	0	0
Gains on financial instruments at fair value through profit or loss		1,525	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,015	0
Deposits		2,338	0
Other liabilities		43	0
KB No.30 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		21	0	0
Fee and commission income		175	0	0
Gains on financial instruments at fair value through profit or loss		1,445	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,835	0
Deposits		1,786	0
Other liabilities		20	0
KB No.31 Special Purpose Acquisition Company
Related party transactions [abstract]
Interest expense		13	0	0
Gains on financial instruments at fair value through profit or loss		2,111	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,301	0
Deposits		2,352	0
Other liabilities		13	0
KB SPROTT Renewable Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		255	320	345
KB-Stonebridge Secondary Private Equity Fund
Related party transactions [abstract]
Fee and commission income		402	582	706
Other operating income		0	113	0
COSES GT Co., Ltd
Related party transactions [abstract]
Interest income		0	30	23
Interest expense		0	0	1
Gains on financial instruments at fair value through profit or loss		20	0	0
Losses on financial instruments at fair value through profit or loss		0	4,910	0
Reversal of credit losses		0	5	0
Provision for credit losses		0	0	3
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)	[1]	0	1
Deposits	[1]	₩ 0	1
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
TeamSparta Inc.
Related party transactions [abstract]
Interest expense		₩ 165	212	19
Fee and commission income		54	11	0
Reversal of credit losses		1	0	0
Provision for credit losses		0	2	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,001	4,001
Loans measured at amortized cost (gross amount)		5	307
Allowances for credit losses		0	1
Deposits		18,635	7,672
Provisions		1	1
Other liabilities		34	62
SuperNGine Co., Ltd.
Related party transactions [abstract]
Interest income		43	25	0
Fee and commission income		0	1	0
Provision for credit losses		33	6	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,996	1,996
Loans measured at amortized cost (gross amount)		482	603
Allowances for credit losses		39	6
Other assets		1	1
Deposits		217	69
Desilo Inc.
Related party transactions [abstract]
Interest income		14	13	9
Provision for credit losses		0	3	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,168	3,168
Loans measured at amortized cost (gross amount)		300	300
Allowances for credit losses		5	5
Deposits		3	3
Turing Co Ltd [Member]
Related party transactions [abstract]
Interest income		61	24	0
Interest expense		29	7	1
Reversal of credit losses		8	0	0
Provision for credit losses		0	14	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Loans measured at amortized cost (gross amount)		900	1,901
Allowances for credit losses		6	14
Other assets		2	11
Deposits		819	1,726
Other liabilities		0	6
IGGYMOB Co Ltd [Member]
Related party transactions [abstract]
Interest expense		0	0	1
Losses on financial instruments at fair value through profit or loss		5,000	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	5,000
Loans measured at amortized cost (gross amount)		0	7
Kukka Co., Ltd.
Related party transactions [abstract]
Interest expense		0	0	2
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,490	2,490
Insurance liabilities		1	0
ZIPDOC Inc.
Related party transactions [abstract]
Interest expense		0	0	1
Losses on financial instruments at fair value through profit or loss		2,000	0	0
Reversal of credit losses		0	0	3
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	2,000
Deposits		1	181
Grinergy Co., Ltd.
Related party transactions [abstract]
Interest expense		0	1	0
Gains on financial instruments at fair value through profit or loss		1,288	0	0
Losses on financial instruments at fair value through profit or loss		119	0	0
Provision for credit losses		2	1	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	0	6,486
Loans measured at amortized cost (gross amount)	[1]	1	0
Provisions	[1]	₩ 2	1
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
Chabot Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 1	0	1
Fee and commission income		1	0	0
Fee and commission expense		2,364	2,154	824
Gains on financial instruments at fair value through profit or loss		579	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,580	2,000
Deposits		631	164
Wemade Connect Co., Ltd.
Related party transactions [abstract]
Interest expense		270	316	81
Fee and commission income		5	0
Insurance income		2	2	3
Losses on financial instruments at fair value through profit or loss		4,827	0
Reversal of credit losses		0	0	1
Provision for credit losses		10	9	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		7,466	12,293
Loans measured at amortized cost (gross amount)		29	44
Allowances for credit losses		9	6
Deposits		5,465	8,843
Provisions		14	8
Insurance liabilities		4	1
Other liabilities		38	53
TMAP Mobility Co., Ltd.
Related party transactions [abstract]
Interest expense		3,077	1,460	226
Fee and commission income		5	2	0
Fee and commission expense		1,292	998	78
Insurance income		1,200	209	0
Reversal of credit losses		0	9	0
Provision for credit losses		3	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		73	106
Allowances for credit losses		1	1
Deposits		100,010	80,016
Provisions		5	2
Insurance liabilities		235	0
Other liabilities		548	763
FutureConnect Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,499	1,499
Gushcloud Talent Agency
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		228	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	3,688
NexThera Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	3,000
Nextrade Co., Ltd.
Related party transactions [abstract]
Interest expense		2,481	2,911	263
Outstanding balances for related party transactions [abstract]
Deposits		15,281	56,203
Other liabilities		1,579	3,174
WJ Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		7	7	7
Outstanding balances for related party transactions [abstract]
Other assets		2	2
Deposits		46	103
UPRISE, Inc.
Related party transactions [abstract]
Interest expense		0	0	3
Losses on financial instruments at fair value through profit or loss		3,893	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,817	5,710
Stratio, Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,000	1,000
Honest Fund, Inc.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		3,556	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		442	3,999
CellinCells Co., Ltd.
Related party transactions [abstract]
Provision for credit losses		2	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		1	3
Deposits		13	37
Provisions		1	0
Channel Corporation
Related party transactions [abstract]
Interest expense		10	67	43
Gains on financial instruments at fair value through profit or loss		4,837	0	0
Losses on financial instruments at fair value through profit or loss		103	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		20,141	16,906
Deposits		6	2,030
Other liabilities		0	11
CWhy Inc.
Related party transactions [abstract]
Insurance income		9	2	2
MitoImmune Therapeutics
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		5,426	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,574	7,000
KB Social Impact Investment Fund
Related party transactions [abstract]
Fee and commission income		250	284	286
Outstanding balances for related party transactions [abstract]
Other assets		250	260
KB-UTC Inno-Tech Venture Fund
Related party transactions [abstract]
Fee and commission income		230	431	449
Other operating income		0	3	0
KBSP Private Equity Fund No.4
Related party transactions [abstract]
Fee and commission income		0	0	211
KB-NAU Special Situation Corporate Restructuring Private Equity Fund
Related party transactions [abstract]
Fee and commission income		619	1,052	561
2020 KB Fintech Renaissance Fund
Related party transactions [abstract]
Fee and commission income		147	147	147
Outstanding balances for related party transactions [abstract]
Other assets		37	37
OKXE Inc.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		1,922	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,722	800
KB Material and Parts No.1 PEF
Related party transactions [abstract]
Fee and commission income		175	705	353
Other operating income		₩ 0	34	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
FineKB Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		₩ 569	378	641
Gains on financial instruments at fair value through profit or loss		32	16	0
Outstanding balances for related party transactions [abstract]
Other assets		144	13
Paramark KB Fund No.1
Related party transactions [abstract]
Fee and commission income		118	129	356
Outstanding balances for related party transactions [abstract]
Other liabilities		45	34
KB-Badgers Future Mobility ESG Fund No.1
Related party transactions [abstract]
Fee and commission income		1,300	1,300	905
Gains on financial instruments at fair value through profit or loss		1	0	0
KB Bio Private Equity No.3 Ltd.
Related party transactions [abstract]
Fee and commission income			0	4,035
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB-KTB Technology Venture Fund
Related party transactions [abstract]
Fee and commission income		₩ 342	669	600
THE CHAEUL FUND NO.1
Related party transactions [abstract]
Fee and commission income		0	0	82
Bluepointpartners Inc.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		237	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		1,636	1,874
KB-Solidus Global Healthcare Fund
Related party transactions [abstract]
Fee and commission income		17	284	350
Gains on financial instruments at fair value through profit or loss		700	8,400	0
Outstanding balances for related party transactions [abstract]
Other assets		0	284
SwatchOn Inc.
Related party transactions [abstract]
Interest expense		0	0	5
Fee and commission income		₩ 0	0	5
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Go2joy Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		₩ 1,200	1,200
4N Inc.
Outstanding balances for related party transactions [abstract]
Deposits		4	49
Xenohelix Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,100	3,100
Loans measured at amortized cost (gross amount)		4	0
Deposits		302	904
KB Cape No.1 Private Equity Fund
Related party transactions [abstract]
Fee and commission income		37	217	72
Gains on financial instruments at fair value through profit or loss		82	0	0
Losses on financial instruments at fair value through profit or loss		0	16	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	1,935
Other assets		₩ 0	73
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
RAND Bio Science Co., Ltd.
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		₩ 0	1
Deposits		4	4
KB-GeneN Medical Venture Fund No.1
Related party transactions [abstract]
Fee and commission income		89	89	76
KB-BridgePole Venture Investment Fund
Related party transactions [abstract]
Fee and commission income		101	135	118
Other operating income		₩ 0	638	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB-BridgePole Venture Investment Fund No.2
Related party transactions [abstract]
Fee and commission income		₩ 105	20	0
KB-Kyobo New Mobility Power Fund
Related party transactions [abstract]
Fee and commission income		₩ 76	79	69
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
KB Co-Investment Private Equity Fund No.1
Related party transactions [abstract]
Fee and commission income		₩ 1,434	904	483
Outstanding balances for related party transactions [abstract]
Other assets		302	255
KB-NP Green ESG New Technology Venture Capital Fund
Related party transactions [abstract]
Fee and commission income		1,134	1,173	435
KB-FT Green Growth No.1 New Technology Business Investment Association
Related party transactions [abstract]
Interest expense		12	14	0
Fee and commission income		136	135	0
Outstanding balances for related party transactions [abstract]
Deposits		0	700
Other liabilities		0	8
KB-SUSUNG 1st Investment Fund
Related party transactions [abstract]
Fee and commission income		192	129	0
Youngwon Corporation
Related party transactions [abstract]
Insurance income		₩ 0	1	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
Seokwang T&I Co., Ltd
Related party transactions [abstract]
Insurance income		₩ 2	1	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		2	2
3D Interactive Co., Ltd.
Related party transactions [abstract]
Interest expense		1	10	0
Fee and commission income		1	7	0
Provision for credit losses		0	2	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,300	2,300
Loans measured at amortized cost (gross amount)		6	42
Allowances for credit losses		0	2
Deposits		1,779	1,501
Provisions		2	0
Bigwave Robotics Crop.
Related party transactions [abstract]
Interest income		0	(1)	0
Interest expense		6	1	0
Fee and commission income		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,750	2,750
Loans measured at amortized cost (gross amount)		39	31
Deposits		501	4
Other liabilities		6	0
U-KB Credit No.1 Private Equity
Related party transactions [abstract]
Fee and commission income		970	228	0
Blinkers Inc.
Related party transactions [abstract]
Losses on financial instruments at fair value through profit or loss		508	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss	[1]	₩ 0	999
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
XL8 INC.
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		₩ 721	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		5,869	5,148
Elev8-Capital Fund I
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		1,143	0	0
Losses on financial instruments at fair value through profit or loss		2,450	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		16,250	6,656
New Daegu Busan Expressway Co., Ltd
Related party transactions [abstract]
Interest income		2,458	0	0
Interest expense		3,680	0	0
Insurance income		257	0	0
Reversal of credit losses		3	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		24,264	72,742
Allowances for credit losses		4	4
Other assets		22	57
Deposits		150,007	146,169
Insurance liabilities		22	0
Other liabilities		1,928	1,891
AIM FUTURE, Inc.
Related party transactions [abstract]
Interest income		44	0	0
Interest expense		48	0	0
Insurance income		1	0	0
Provision for credit losses		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		908	900
Allowances for credit losses		5	2
Other assets		1	1
Deposits		760	3,393
Other liabilities		0	48
Novorex Inc.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		2,000	2,000
Loans measured at amortized cost (gross amount)		8	0
Deposits		6	7
Retirement pension
Related party transactions [abstract]
Interest expense		47	27	39
Fee and commission income		1,720	1,567	1,352
Outstanding balances for related party transactions [abstract]
Other assets		739	364
Other liabilities		1,215	606
Key management personnel
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		7,125	5,490
Allowances for credit losses		3	5
Other assets		8	7
Deposits		15,365	15,902
Provisions		1	2
Insurance liabilities		2,308	2,293
Other liabilities		555	429
Spark Biopharma Inc.
Related party transactions [abstract]
Interest expense		293	468	272
Gains on financial instruments at fair value through profit or loss		3,823	0	0
Losses on financial instruments at fair value through profit or loss		1,639	0	0
Provision for credit losses		13	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,634	7,450
Loans measured at amortized cost (gross amount)		15	17
Allowances for credit losses		7	0
Deposits		4,759	11,419
Provisions		6	0
Other liabilities		22	90
ASSEMBLE CORPORATION
Related party transactions [abstract]
Interest income		117	88	61
Interest expense			0	2
Fee and commission income		2	1	1
Insurance income		2	1	0
Reversal of credit losses		20	0	0
Provision for credit losses		0	49	3
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		4,000	4,000
Loans measured at amortized cost (gross amount)		2,021	2,155
Allowances for credit losses		43	62
Other assets		11	5
Deposits		18	78
Provisions		1	3
Insurance liabilities		1	0
Other liabilities		1	1
KB-SUSUNG 2st Investment Fund
Related party transactions [abstract]
Fee and commission income		78	0
KY Global Cell & Gene Private Equity Fund 2nd
Related party transactions [abstract]
Interest expense		₩ (38)	42	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.
KB-SOLIDUS Healthcare Investment Fund
Related party transactions [abstract]
Fee and commission income		₩ 768	0	0
AKK Robotech Valueup New Technology Investment Fund
Related party transactions [abstract]
Fee and commission income		101	0	0
ADP Holdings Co., Ltd
Related party transactions [abstract]
Interest expense		61	0	0
Outstanding balances for related party transactions [abstract]
Deposits		2,058	0
Other liabilities		7	0
ADPGREEN
Related party transactions [abstract]
Interest expense		26	0	0
Insurance income		73	0	0
Provision for credit losses		11	0	0
Outstanding balances for related party transactions [abstract]
Loans measured at amortized cost (gross amount)		25	0
Allowances for credit losses		8	0
Deposits		1,802	0
Provisions		3	0
Insurance liabilities		101	0
Other liabilities		8	0
KB-CJ Venture Fund 1st
Related party transactions [abstract]
Fee and commission income		80	0	0
Ascent Global Fund III
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		261	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,767	0
H Energy Co., Ltd
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		₩ 3,106	0	0
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		Excluded from the Group’s related party as of December 31, 2024.
SDT Inc.
Related party transactions [abstract]
Interest expense		₩ 13	0	0
Gains on financial instruments at fair value through profit or loss		527	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,105	0
DYNE MEDICAL GROUP Inc.
Related party transactions [abstract]
Interest income		26	0	0
Interest expense		118	0	0
Fee and commission income		1	0	0
Insurance income		4	0	0
Provision for credit losses		22	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,001	0
Loans measured at amortized cost (gross amount)		2,022	0
Allowances for credit losses		16	0
Other assets		1	0
Deposits		3,813	0
Provisions		6	0
Insurance liabilities		1	0
Other liabilities		23	0
Logpresso Inc.
Related party transactions [abstract]
Interest expense		3	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
Loans measured at amortized cost (gross amount)		31	0
Deposits		457	0
Onheal Co., Ltd.
Related party transactions [abstract]
Interest expense		(20)	0	0
Fee and commission income		8	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		10,000	0
Deposits		5,001	0
TriOar Inc.
Related party transactions [abstract]
Interest expense		235	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
Loans measured at amortized cost (gross amount)		16	0
Deposits		6,054	0
Other liabilities		73	0
KB-VEP Contact Fund
Related party transactions [abstract]
Fee and commission income		44	0	0
Outstanding balances for related party transactions [abstract]
Other assets		15	0
SD Speed Co., Ltd.
Related party transactions [abstract]
Insurance income		1	0	0
Outstanding balances for related party transactions [abstract]
Insurance liabilities		1	0
KB-Cyrus Tourism Venture Fund
Related party transactions [abstract]
Fee and commission income		64	0	0
Qoala
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		1,097	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		6,554	0
FineKB Private Equity Fund No.2
Related party transactions [abstract]
Fee and commission income		122	0	0
Outstanding balances for related party transactions [abstract]
Other assets		35	0
GCSM Holdings Limited
Related party transactions [abstract]
Gains on financial instruments at fair value through profit or loss		5,590	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,506	0
KB Rejuvenation Fund
Related party transactions [abstract]
Fee and commission income		3	0	0
Outstanding balances for related party transactions [abstract]
Other assets		3	0
Allra Fintech Corp.
Related party transactions [abstract]
Interest expense		17	0	0
Provision for credit losses		2	0	0
Outstanding balances for related party transactions [abstract]
Deposits		1,671	0
Provisions		2	0
Other liabilities		1	0
Yeoulhyulgangho
Related party transactions [abstract]
Interest expense		1	0	0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		500	0
Deposits		₩ 456	0
KG Capital Co., Ltd
Outstanding balances for related party transactions [abstract]
Description of transactions with related party		the Group purchased installment financial assets, etc. from KG Capital Co., Ltd. amounting to ￦373,044 million for the year ended December 31 2023.
Newavel Co., Ltd.
Related party transactions [abstract]
Interest expense		₩ 0	0	1
Losses on financial instruments at fair value through profit or loss		3,000	0	₩ 0
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		0	3,000
Loans measured at amortized cost (gross amount)		20	13
Deposits		0	46
Coxwave Co., Ltd.
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		3,000	0
Xpanner Inc
Outstanding balances for related party transactions [abstract]
Financial assets at fair value through profit or loss		9,673	0
Insurance liabilities		₩ 1	₩ 0

[1]	Excluded from the Group’s related party as of December 31, 2024, therefore, the remaining outstanding balances with those entities are not disclosed.